First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Auto Components – 1.0%
278,675	Standard Motor Products, Inc.	$9,697,890
	Automobiles – 0.9%
175,241	Winnebago Industries, Inc.	9,235,201
	Banks – 12.4%
246,836	Bank OZK	9,888,250
252,964	Citizens Financial Group, Inc.	9,959,193
152,062	Comerica, Inc.	10,165,345
227,594	Eagle Bancorp, Inc.	10,030,067
153,952	East West Bancorp, Inc.	10,145,437
780,614	First BanCorp	9,929,410
339,977	Hilltop Holdings, Inc.	10,202,710
69,228	M&T Bank Corp.	10,042,214
308,572	Pacific Premier Bancorp, Inc.	9,738,532
153,076	Popular, Inc.	10,152,000
270,527	Synovus Financial Corp.	10,158,289
210,449	Zions Bancorp N.A.	10,345,673
		120,757,120
	Building Products – 3.9%
172,981	A.O. Smith Corp.	9,901,432
93,349	Allegion PLC	9,825,916
106,401	Owens Corning	9,076,005
121,962	UFP Industries, Inc.	9,665,489
		38,468,842
	Capital Markets – 4.0%
90,255	Evercore, Inc., Class A	9,845,015
376,692	Franklin Resources, Inc.	9,937,135
277,351	Jefferies Financial Group, Inc.	9,507,592
90,830	Raymond James Financial, Inc.	9,705,186
		38,994,928
	Chemicals – 3.0%
289,704	Avient Corp.	9,780,407
356,862	Huntsman Corp.	9,806,568
93,818	Westlake Corp.	9,620,097
		29,207,072
	Commercial Services & Supplies – 1.0%
64,823	Tetra Tech, Inc.	9,411,651
	Construction & Engineering – 2.0%
117,143	AECOM	9,948,955
65,440	EMCOR Group, Inc.	9,692,318
		19,641,273
	Consumer Finance – 1.0%
604,458	SLM Corp.	10,034,003
	Containers & Packaging – 1.0%
74,256	Packaging Corp. of America	9,498,085
Shares	Description	Value

	Diversified Consumer Services – 1.0%
16,113	Graham Holdings Co., Class B	$9,735,636
	Diversified Financial Services – 1.0%
162,543	Voya Financial, Inc.	9,994,769
	Electronic Equipment, Instruments & Components – 1.0%
44,119	Littelfuse, Inc.	9,715,004
	Food Products – 1.0%
2,533	Seaboard Corp.	9,562,607
	Hotels, Restaurants & Leisure – 0.9%
100,285	Texas Roadhouse, Inc.	9,120,921
	Household Durables – 7.7%
181,707	Century Communities, Inc.	9,087,167
364,930	Ethan Allen Interiors, Inc.	9,641,451
105,611	Installed Building Products, Inc.	9,040,302
415,775	La-Z-Boy, Inc.	9,487,985
299,071	MDC Holdings, Inc.	9,450,644
209,415	PulteGroup, Inc.	9,534,665
191,801	Toll Brothers, Inc.	9,574,706
68,525	Whirlpool Corp.	9,693,546
		75,510,466
	Insurance – 8.1%
73,296	American Financial Group, Inc.	10,062,075
238,524	CNA Financial Corp.	10,084,795
30,008	Everest Re Group Ltd.	9,940,750
262,830	Fidelity National Financial, Inc.	9,887,664
188,237	First American Financial Corp.	9,852,324
411,540	Old Republic International Corp.	9,938,691
114,180	Principal Financial Group, Inc.	9,581,986
248,297	Unum Group	10,187,626
		79,535,911
	IT Services – 2.0%
215,467	Genpact Ltd.	9,980,431
730,100	Western Union (The) Co.	10,053,477
		20,033,908
	Leisure Products – 4.9%
219,857	Acushnet Holdings Corp.	9,335,128
147,935	Johnson Outdoors, Inc., Class A	9,781,462
93,883	Polaris, Inc.	9,482,183
1,131,339	Smith & Wesson Brands, Inc.	9,820,023
185,179	Sturm Ruger & Co., Inc.	9,373,761
		47,792,557
	Machinery – 9.1%
74,550	AGCO Corp.	10,339,340
100,725	Crane Holdings Co.	10,117,826
146,793	Graco, Inc.	9,873,297

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
42,532	IDEX Corp.	$9,711,332
158,373	Mueller Industries, Inc.	9,344,007
40,947	Nordson Corp.	9,733,921
42,952	Snap-on, Inc.	9,814,102
233,365	Terex Corp.	9,969,353
86,560	Toro (The) Co.	9,798,592
		88,701,770
	Marine – 2.0%
662,254	Genco Shipping & Trading Ltd.	10,172,221
158,407	Matson, Inc.	9,902,022
		20,074,243
	Media – 2.1%
298,706	Interpublic Group of (The) Cos., Inc.	9,949,897
125,701	Omnicom Group, Inc.	10,253,430
		20,203,327
	Metals & Mining – 2.9%
201,362	Commercial Metals Co.	9,725,785
95,974	Steel Dynamics, Inc.	9,376,660
189,013	Worthington Industries, Inc.	9,395,836
		28,498,281
	Oil, Gas & Consumable Fuels – 4.0%
224,613	California Resources Corp.	9,772,912
73,197	Chord Energy Corp.	10,014,081
423,237	Magnolia Oil & Gas Corp., Class A	9,924,908
3,850	Texas Pacific Land Corp.	9,025,285
		38,737,186
	Paper & Forest Products – 0.9%
156,768	Louisiana-Pacific Corp.	9,280,666
	Personal Products – 1.0%
82,915	Medifast, Inc.	9,564,245
	Professional Services – 1.0%
132,656	Robert Half International, Inc.	9,793,992
	Real Estate Management & Development – 1.0%
285,749	Marcus & Millichap, Inc.	9,844,053
	Road & Rail – 1.9%
57,590	Landstar System, Inc.	9,381,411
399,004	Schneider National, Inc., Class B	9,336,694
		18,718,105
	Semiconductors & Semiconductor Equipment – 2.9%
384,754	Amkor Technology, Inc.	9,226,401
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
146,203	Entegris, Inc.	$9,589,455
87,853	Universal Display Corp.	9,491,638
		28,307,494
	Software – 1.0%
448,667	Gen Digital, Inc.	9,614,934
	Specialty Retail – 4.1%
218,664	Buckle (The), Inc.	9,916,412
86,702	Dick’s Sporting Goods, Inc.	10,429,384
316,022	Haverty Furniture Cos., Inc.	9,449,058
86,796	Williams-Sonoma, Inc.	9,974,596
		39,769,450
	Technology Hardware, Storage & Peripherals – 1.0%
160,740	NetApp, Inc.	9,654,044
	Textiles, Apparel & Luxury Goods – 3.0%
114,838	Columbia Sportswear Co.	10,057,512
610,577	Levi Strauss & Co., Class A	9,476,155
305,756	Steven Madden Ltd.	9,771,962
		29,305,629
	Thrifts & Mortgage Finance – 3.1%
258,142	Essent Group Ltd.	10,036,561
764,021	MGIC Investment Corp.	9,932,273
518,244	Radian Group, Inc.	9,882,913
		29,851,747
	Trading Companies & Distributors – 1.0%
136,674	Boise Cascade Co.	9,385,404
	Total Investments – 99.8%	975,252,414
	(Cost $1,054,042,190)
	Net Other Assets and Liabilities – 0.2%	2,199,182
	Net Assets – 100.0%	$977,451,596

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 975,252,414	$ 975,252,414	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Banks – 3.0%
6,171	Popular, Inc.	$409,261
10,393	Regions Financial Corp.	224,073
		633,334
	Beverages – 2.6%
10,568	Molson Coors Beverage Co., Class B	544,463
	Building Products – 7.5%
8,444	Builders FirstSource, Inc. (a)	547,846
5,190	Owens Corning	442,707
7,339	UFP Industries, Inc.	581,616
		1,572,169
	Chemicals – 2.3%
11,010	Mosaic (The) Co.	483,009
	Containers & Packaging – 1.0%
9,563	Graphic Packaging Holding Co.	212,777
	Diversified Financial Services – 2.7%
20,076	Equitable Holdings, Inc.	576,181
	Electric Utilities – 2.7%
9,418	NRG Energy, Inc.	299,681
16,025	PG&E Corp. (a)	260,566
		560,247
	Electronic Equipment, Instruments & Components – 2.1%
6,448	Jabil, Inc.	439,754
	Health Care Providers & Services – 12.3%
6,633	Cardinal Health, Inc.	509,879
4,462	Centene Corp. (a)	365,929
764	Cigna Corp.	253,144
5,481	CVS Health Corp.	510,774
1,327	HCA Healthcare, Inc.	318,427
1,490	Laboratory Corp of America Holdings	350,865
788	McKesson Corp.	295,594
		2,604,612
	Independent Power & Renewable Electricity Producers – 1.1%
9,943	Vistra Energy Corp.	230,678
	Insurance – 18.2%
3,478	Aflac, Inc.	250,207
11,096	American International Group, Inc.	701,711
8,548	MetLife, Inc.	618,619
Shares	Description	Value

	Insurance (Continued)
3,173	Principal Financial Group, Inc.	$266,278
6,047	Prudential Financial, Inc.	601,435
3,987	Reinsurance Group of America, Inc.	566,513
1,466	Travelers (The) Cos., Inc.	274,860
13,525	Unum Group	554,931
		3,834,554
	Machinery – 1.8%
2,731	AGCO Corp.	378,762
	Media – 1.7%
2,105	Nexstar Media Group, Inc.	368,438
	Metals & Mining – 5.9%
2,858	Reliance Steel & Aluminum Co.	578,574
6,882	Steel Dynamics, Inc.	672,371
		1,250,945
	Oil, Gas & Consumable Fuels – 25.0%
3,600	Chesapeake Energy Corp.	339,732
1,571	Chevron Corp.	281,979
2,050	Diamondback Energy, Inc.	280,399
5,998	EQT Corp.	202,912
3,316	Exxon Mobil Corp.	365,755
10,297	HF Sinclair Corp.	534,311
5,217	Marathon Petroleum Corp.	607,207
6,084	Murphy Oil Corp.	261,673
7,935	Ovintiv, Inc.	402,384
6,128	PDC Energy, Inc.	389,006
6,067	Phillips 66	631,453
4,523	SM Energy Co.	157,536
31,582	Southwestern Energy Co. (a)	184,755
4,997	Valero Energy Corp.	633,919
		5,273,021
	Road & Rail – 2.7%
10,804	Knight-Swift Transportation Holdings, Inc.	566,238
	Specialty Retail – 5.5%
5,074	AutoNation, Inc. (a)	544,440
5,353	Penske Automotive Group, Inc.	615,220
		1,159,660
	Trading Companies & Distributors – 1.5%
2,556	WESCO International, Inc. (a)	320,011
	Total Investments – 99.6%	21,008,853
	(Cost $20,568,674)
	Net Other Assets and Liabilities – 0.4%	91,087
	Net Assets – 100.0%	$21,099,940

(a)	Non-income producing security.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,008,853	$ 21,008,853	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.7%
	Aerospace & Defense – 1.6%
4,870	Huntington Ingalls Industries, Inc.	$1,123,412
	Banks – 1.7%
16,055	First Financial Bankshares, Inc.	552,292
9,960	ServisFirst Bancshares, Inc.	686,343
		1,238,635
	Beverages – 2.7%
8,177	Constellation Brands, Inc., Class A	1,895,020
	Biotechnology – 2.9%
12,644	AbbVie, Inc.	2,043,397
	Capital Markets – 1.4%
16,173	Nasdaq, Inc.	992,213
	Chemicals – 1.5%
3,418	Air Products and Chemicals, Inc.	1,053,633
	Commercial Services & Supplies – 6.1%
1,691	Cintas Corp.	763,689
13,556	Republic Services, Inc.	1,748,589
11,697	Waste Management, Inc.	1,835,025
		4,347,303
	Distributors – 2.6%
10,570	Genuine Parts Co.	1,834,001
	Electrical Equipment – 2.9%
14,953	AMETEK, Inc.	2,089,233
	Food Products – 4.0%
8,626	Hershey (The) Co.	1,997,523
9,147	Post Holdings, Inc. (a)	825,608
		2,823,131
	Gas Utilities – 1.4%
15,399	National Fuel Gas Co.	974,757
	Health Care Providers & Services – 11.8%
12,158	AmerisourceBergen Corp.	2,014,702
10,396	Cardinal Health, Inc.	799,141
2,282	Chemed Corp.	1,164,801
2,236	Cigna Corp.	740,876
4,900	McKesson Corp.	1,838,088
3,376	UnitedHealth Group, Inc.	1,789,888
		8,347,496
	Hotels, Restaurants & Leisure – 3.2%
8,499	McDonald’s Corp.	2,239,741
	Household Products – 3.1%
14,725	Procter & Gamble (The) Co.	2,231,721
Shares	Description	Value

	Insurance – 25.9%
29,528	Aflac, Inc.	$2,124,244
7,003	American Financial Group, Inc.	961,372
22,183	Arch Capital Group Ltd. (a)	1,392,649
7,214	Arthur J. Gallagher & Co.	1,360,127
9,282	Chubb Ltd.	2,047,609
8,543	Globe Life, Inc.	1,029,859
11,362	Hanover Insurance Group (The), Inc.	1,535,347
11,106	Marsh & McLennan Cos., Inc.	1,837,821
11,842	MetLife, Inc.	857,005
8,652	Progressive (The) Corp.	1,122,251
7,834	Selective Insurance Group, Inc.	694,171
10,873	Travelers (The) Cos., Inc.	2,038,579
19,360	W.R. Berkley Corp.	1,404,955
		18,405,989
	IT Services – 3.2%
2,815	Automatic Data Processing, Inc.	672,391
9,071	Jack Henry & Associates, Inc.	1,592,505
		2,264,896
	Machinery – 1.8%
5,757	IDEX Corp.	1,314,496
	Multi-Utilities – 2.8%
67,329	CenterPoint Energy, Inc.	2,019,197
	Professional Services – 3.3%
3,160	CACI International, Inc., Class A (a)	949,864
13,430	Leidos Holdings, Inc.	1,412,702
		2,362,566
	Road & Rail – 2.5%
8,755	Union Pacific Corp.	1,812,898
	Tobacco – 2.4%
16,578	Philip Morris International, Inc.	1,677,859
	Water Utilities – 1.9%
8,648	American Water Works Co., Inc.	1,318,128
	Total Common Stocks	64,409,722
	(Cost $61,242,689)
REAL ESTATE INVESTMENT TRUSTS – 9.2%
	Equity Real Estate Investment Trusts – 9.2%
14,030	Equity LifeStyle Properties, Inc.	906,338
35,937	First Industrial Realty Trust, Inc.	1,734,320
31,571	Gaming and Leisure Properties, Inc.	1,644,533
9,309	Mid-America Apartment Communities, Inc.	1,461,420

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
23,220	VICI Properties, Inc.	$752,328
	Total Real Estate Investment Trusts	6,498,939
	(Cost $7,205,325)
	Total Investments – 99.9%	70,908,661
	(Cost $68,448,014)
	Net Other Assets and Liabilities – 0.1%	104,277
	Net Assets – 100.0%	$71,012,938

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 64,409,722	$ 64,409,722	$ —	$ —
Real Estate Investment Trusts*	6,498,939	6,498,939	—	—
Total Investments	$ 70,908,661	$ 70,908,661	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, and Dorsey Wright Momentum Plus ValueTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.